Schedule of Lease Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Current	$ 358	$ 471
Non-current	1,457	1,871
Carrying amount - lease liability	$ 1,815	$ 2,342